Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability [Line Items]
Balance beginning	$ 3,488	$ 2,380
Balance ending		3,488
Change in fair value	606	1,108
Extinguishment of embedded derivative upon conversion of convertible note	(4,094)
Exercise of warrants
Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability [Line Items]
Balance beginning		2,004
Balance ending
Change in fair value		3,812
Extinguishment of embedded derivative upon conversion of convertible note
Exercise of warrants		$ (5,816)